Summary of significant accounting policies - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain on fair value .			$ 11.0
Capitalized, Interest Costs			3.6	$ 5.0	$ 4.4
Impairment charge			0.0	0.0	$ 0.0
Other liabilities			$ 6.5	$ 6.0
U.S. federal corporate income tax rate	21.00%	35.00%	21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential			50.00%
Advertising expense			$ 2.4	$ 10.0	$ 11.0
Accounts Receivable [Member]
Concentration Risk			14.00%	15.00%	15.00%